Summary of Principal Accounting Policies (Detail 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Restricted cash
Bank deposits as collateral	$ 38,290,478	$ 0
Restricted cash accounts	40,401,864	2,310,116
Secondary real estate brokerage services
Restricted cash
Restricted cash accounts	1,947,961	2,146,098
Primary real estate agency services
Restricted cash
Restricted cash accounts	$ 163,425	$ 164,018